Annual Total Returns (Vanguard Target Retirement 2050 Fund - Investor Shares Retail) (Vanguard Target Retirement 2050 Fund, Vanguard Target Retirement 2050 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2013
Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Annual Total Return
2013	24.34%
2012	15.58%
2011	(2.54%)
2010	15.20%
2009	28.31%
2008	(34.62%)
2007	7.49%